Consolidated Statements of Changes in Equity - USD ($)	Common Shares Neuronomics	Common Shares Reflexivity	Common Shares Solana CP	Common Shares Stillman Digital	Common Shares	Preferred Shares Neuronomics	Preferred Shares Reflexivity	Preferred Shares Solana CP	Preferred Shares Stillman Digital	Preferred Shares	Share-based payments, Options Neuronomics	Share-based payments, Options Reflexivity	Share-based payments, Options Solana CP	Share-based payments, Options Stillman Digital	Share-based payments, Options	Share-based payments, Deferred Shares Unit (DSU) Neuronomics	Share-based payments, Deferred Shares Unit (DSU) Reflexivity	Share-based payments, Deferred Shares Unit (DSU) Solana CP	Share-based payments, Deferred Shares Unit (DSU) Stillman Digital	Share-based payments, Deferred Shares Unit (DSU)	Share-based payments, Restricted Shares Unit (RSU) Neuronomics	Share-based payments, Restricted Shares Unit (RSU) Reflexivity	Share-based payments, Restricted Shares Unit (RSU) Solana CP	Share-based payments, Restricted Shares Unit (RSU) Stillman Digital	Share-based payments, Restricted Shares Unit (RSU)	Share-based payments, Treasury shares Neuronomics	Share-based payments, Treasury shares Reflexivity	Share-based payments, Treasury shares Solana CP	Share-based payments, Treasury shares Stillman Digital	Share-based payments, Treasury shares	Share-based payments, Warrants Neuronomics	Share-based payments, Warrants Reflexivity	Share-based payments, Warrants Solana CP	Share-based payments, Warrants Stillman Digital	Share-based payments, Warrants	Share-based Payments Reserve Neuronomics	Share-based Payments Reserve Reflexivity	Share-based Payments Reserve Solana CP	Share-based Payments Reserve Stillman Digital	Share-based Payments Reserve	Accumulated other comprehensive income Neuronomics	Accumulated other comprehensive income Reflexivity	Accumulated other comprehensive income Solana CP	Accumulated other comprehensive income Stillman Digital	Accumulated other comprehensive income	Non-controlling interest Neuronomics	Non-controlling interest Reflexivity	Non-controlling interest Solana CP	Non-controlling interest Stillman Digital	Non-controlling interest	Deficit Neuronomics	Deficit Reflexivity	Deficit Solana CP	Deficit Stillman Digital	Deficit	Neuronomics	Reflexivity	Solana CP	Stillman Digital	Total
Balance at Dec. 31, 2023					$ 128,886,879					$ 3,190,601					$ 13,242,820					$ 5,943,892										$ 20,268					$ 2,075,965					$ 21,282,945					$ (1,209,379)					$ (3,562)					$ (135,504,167)					$ 16,643,317
Balance (in Shares) at Dec. 31, 2023					276,658,208					4,500,000
Acquisition		$ 2,295,276	$ 4,659,113	$ 5,065,277																																																					$ 2,295,276	$ 4,659,113	$ 5,065,277
Acquisition (in Shares)		5,000,000	7,297,090	2,500,000
DSU exercised					$ 4,517,142															(4,517,142)																				(4,517,142)
DSU exercised (in Shares)					6,432,281
Options exercised					$ 2,839,539										(1,138,528)																									(1,138,528)																				1,701,011
Options exercised (in Shares)					3,912,405
Options expired															(800,683)																									(800,683)															800,683
Warrants expired																																			(418)					(418)															418
DSUs surrendered																				(82,095)																				(82,095)															51,593					(30,502)
Warrant exercised					$ 4,802,641																														(1,347,414)					(1,347,414)																				3,455,227
Warrant exercised (in Shares)					22,737,789
NCIB					$ (2,804,597)																									(20,268)										(20,268)															(264,363)					(3,089,227)
NCIB (in Shares)					(1,840,600)
Share-based payments															5,600,819					7,423,790										6,146,231										19,170,840															(6,146,231)					13,024,609
Treasury shares acquired					$ 6,146,231																																																							6,146,231
Treasury shares acquired (in Shares)					3,998,508
Treasury shares paid out					$ (3,112,835)																									(6,146,231)										(6,146,231)															6,146,231					(3,112,835)
Treasury shares paid out (in Shares)					(5,437,992)
Cumulative translation adjustment																																													915,334															915,334
Other																																																		3,562										3,562
Net income (loss) attributed																																																							(28,532,195)					(27,616,861)
Balance at Dec. 31, 2024					$ 153,294,666					$ 3,190,601					16,904,428					8,768,445															728,133					26,401,006					(294,045)										(163,448,031)					19,144,197
Balance (in Shares) at Dec. 31, 2024					321,257,689					4,500,000
Acquisition	$ 442,722																																													$ 1,484,854										$ 1,927,576
Acquisition (in Shares)	186,034
Deconsolidation of Neuronomics																																																		(1,484,854)										(1,484,854)
DSUs cancelled																				(145,850)																				(145,850)																				(145,850)
DSU exercised					$ 6,908,083															(6,908,083)																				(6,908,083)
DSU exercised (in Shares)					4,435,755
RSU conversion					$ 216,250																				(216,250)															(216,250)
RSU conversion (in Shares)					112,500
Options exercised					$ 14,735,950										(6,432,505)																									(6,432,505)																				8,303,445
Options exercised (in Shares)					9,237,595
Options expired															(940,420)																									(940,420)															940,420
Warrant exercised					$ 671,132																														(141,785)					(141,785)																				529,347
Warrant exercised (in Shares)					3,125,000
Share purchase agreement					$ 3,909,861																																																							3,909,861
Share purchase agreement (in Shares)					1,607,717
NCIB					$ (2,769,629)																																																							(2,769,629)
NCIB (in Shares)					(1,235,900)
RSU forfeited
Share-based payments															4,521,451					7,394,757					1,439,745															13,355,953																				13,355,953
Private placement					$ 46,758,112																																																							46,758,112
Private placement (in Shares)					45,662,101
Share issuance costs					$ (4,192,788)																																																							(4,192,788)
Treasury shares acquired					$ 3,000,000																																																							3,000,000
Treasury shares acquired (in Shares)					1,439,484
Change to functional currency																																													(1,481,289)															(1,481,289)
Net income (loss) attributed																																													294,045										62,405,727					62,699,772
Balance at Dec. 31, 2025					$ 222,974,359					$ 3,190,601					$ 14,052,954					$ 9,109,269					$ 1,223,495										$ 586,348					$ 24,972,066					$ (1,481,289)										$ (100,101,884)					$ 149,553,853
Balance (in Shares) at Dec. 31, 2025					385,827,975					4,500,000